[redacted]

13003550

Received SEC

NOV 01 2013

Washington, DC 20549

NASDAQ
THE NASDAQ OMX GROUP

Lisa Roberts
Vice President
Listing Qualifications

*By Electronic Mail*

November 1, 2013

CERT NAS 001-36144

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 18, 2013 The Nasdaq Stock Market (the "Exchange") received from Qunar Cayman Islands Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each representing three Class B ordinary shares of par value US$0.001 per share
Class B ordinary shares, par value US$0.001 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

[signature]

* Not for trading, but only in connection with the listing on The NASDAQ Stock Market LLC of the American depositary shares, each of which represents three Class B ordinary shares. The American depositary shares are being registered under the Securities Act of 1933, as amended, pursuant to a registration statement on Form F-6 and, accordingly, are exempt from registration under Section 12 of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12a-8 thereunder.